Carrying Amount and Classification of Assets Related to the Corporation's Variable Interests in Non-Consolidated VIEs and Maximum Exposure to Loss (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Prlp2011 Holdings Llc Joint Venture [Member]
Assets
Assets	$ 107,411
Maximum exposure to loss	107,411
Fnma Gnma Vie [Member]
Assets
Assets	104,538	110,019
Maximum exposure to loss	104,538	110,019
Loan | Prlp2011 Holdings Llc Joint Venture [Member]
Assets
Assets	91,289
Acquisition Loan [Member] | Prlp2011 Holdings Llc Joint Venture [Member]
Assets
Assets	85,825
Advances Working Capital Line [Member] | Prlp2011 Holdings Llc Joint Venture [Member]
Assets
Assets	2,208
Advances Advance Facility [Member] | Prlp2011 Holdings Llc Joint Venture [Member]
Assets
Assets	3,256
Other asset | Prlp2011 Holdings Llc Joint Venture [Member]
Assets
Assets	16,122
Other asset | Fnma Gnma Vie [Member]
Assets
Assets	3,027	2,706
Other Advances [Member] | Fnma Gnma Vie [Member]
Assets
Assets	3,027	2,706
Equity Method Investments [Member] | Prlp2011 Holdings Llc Joint Venture [Member]
Assets
Assets	16,122
Servicing Asset At Fair Value Amount [Member] | Fnma Gnma Vie [Member]
Assets
Assets	101,511	107,313
Mortgage Servicing Rights [Member] | Fnma Gnma Vie [Member]
Assets
Assets	$ 101,511	$ 107,313